Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Forward purchase agreement asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value as of January 1, 2024
Initial measurement at the issuance date	494
Change in fair value	(339)
Fair value as of December 31, 2024	155
Embedded derivative liability [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value as of January 1, 2024
Initial measurement at the issuance date	69
Change in fair value	11
Fair value as of December 31, 2024	80
SEPA put rights asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Initial measurement at the issuance date	1,551
Change in fair value	(1,363)
Fair value as of December 31, 2024	$ 188